UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

     /s/ Michael Klarman     New York, NY     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $1,016,875 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERISOURCEBERGEN CORP         COM              03073e105    34673  1330000 SH       SOLE                  1330000        0        0
AVERY DENNISON CORP            COM              053611109    19416   532100 SH       SOLE                   532100        0        0
BALLY TECHNOLOGIES INC         COM              05874b107    71436  1730100 SH       SOLE                  1730100        0        0
BARCLAYS BANK PLC              ETN DJUBSPLATM38 06739H255    27888   723600 SH       SOLE                   723600        0        0
COCA COLA ENTERPRISES INC      COM              191219104    28840  1360400 SH       SOLE                  1360400        0        0
COLLECTIVE BRANDS INC          COM              19421W100    34494  1514900 SH       SOLE                  1514900        0        0
COPART INC                     COM              217204106    17625   481300 SH       SOLE                   481300        0        0
CSX CORP                       COM              126408103    17107   352800 SH       SOLE                   352800        0        0
CVS CAREMARK CORPORATION       COM              126650100    42421  1317000 SH       SOLE                  1317000        0        0
DANA HOLDING CORP              COM              235825205    12403  1144200 SH       SOLE                  1144200        0        0
DAVITA INC                     COM              23918K108    15566   265000 SH       SOLE                   265000        0        0
ECOLAB INC                     COM              278865100    38651   867000 SH       SOLE                   867000        0        0
EVERCORE PARTNERS INC          CLASS A          29977A105     7074   232700 SH       SOLE                   232700        0        0
EXPRESS SCRIPTS INC            COM              302182100    16938   196000 SH       SOLE                   196000        0        0
FEDEX CORP                     COM              31428x106    34465   413000 SH       SOLE                   413000        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102     7398  1012100 SH       SOLE                  1012100        0        0
GOODRICH CORP                  COM              382388106    18613   289700 SH       SOLE                   289700        0        0
GREENHILL & CO INC             COM              395259104     4012    50000 SH       SOLE                    50000        0        0
HYATT HOTELS CORP              COM CL A         448579102     9208   308900 SH       SOLE                   308900        0        0
JEFFERIES GROUP INC NEW        COM              472319102     8187   345000 SH       SOLE                   345000        0        0
KANSAS CITY SOUTHERN           COM NEW          485170302    27767   834100 SH       SOLE                   834100        0        0
KAR AUCTION SVCS INC           COM              48238T109    10343   750000 SH       SOLE                   750000        0        0
KING PHARMACEUTICALS INC       COM              495582108    17178  1400000 SH       SOLE                  1400000        0        0
KRAFT FOODS INC                CL A             50075n104    39454  1451600 SH       SOLE                  1451600        0        0
MCKESSON CORP                  COM              58155q103    33500   536000 SH       SOLE                   536000        0        0
MOLSON COORS BREWING CO        CL B             60871R209    26915   596000 SH       SOLE                   596000        0        0
NEWELL RUBBERMAID INC          COM              651229106    18381  1224600 SH       SOLE                  1224600        0        0
ORACLE CORP                    COM              68389x105    46644  1901500 SH       SOLE                  1901500        0        0
PEPSI BOTTLING GROUP INC       COM              713409100    17171   457900 SH       SOLE                   457900        0        0
PINNACLE ENTMT INC             COM              723456109    16882  1880000 SH       SOLE                  1880000        0        0
STEEL DYNAMICS INC             COM              858119100    43488  2454200 SH       SOLE                  2454200        0        0
SUNCOR ENERGY INC NEW          COM              867224107    81241  2300800 SH       SOLE                  2300800        0        0
TIVO INC                       COM              888706108     4115   404200 SH  PUT  SOLE                   404200        0        0
TUPPERWARE BRANDS CORP         COM              899896104    56909  1222000 SH       SOLE                  1222000        0        0
TYSON FOODS INC                CL A             902494103    34516  2813000 SH       SOLE                  2813000        0        0
UNITED STATES STL CORP NEW     COM              912909108    33127   601000 SH       SOLE                   601000        0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100    10127   355700 SH       SOLE                   355700        0        0
WEATHERFORD INTERNATIONAL LT   REG              H27013103    23641  1320000 SH       SOLE                  1320000        0        0
YAHOO INC                      COM              984332106     9061   540000 SH       SOLE                   540000        0        0